UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:    212-849-6700


Signature, Place and Date of Signing:


/s/John T. Lykouretzos           New York, New York       August 14, 2008
----------------------           ------------------       --------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            2

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:     $1,676,056
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

13 F file Number        Name

1) 028-11651            Hoplite Partners, L.P.

2) 028-11652            Hoplite Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE

                              TITLE OF                  VALUE     SHRS OR     SH/ PUT/   INVSMT   OTHR       VOTING AUTHORITY
NAME OF ISSUER                CLASS        CUSIP       (X$1000)   PRN AMT     PRN CALL   DSCRTN   MGRS   SOLE      SHARED      NONE

ADVANCE AUTO PARTS INC        COM          00751Y106   121,221     3,121,829  SH         SHARED   1,2             3,121,829
ALLEGHENY ENERGY INC          COM          017361106    43,140       860,900  SH         SHARED   1,2               860,900
ALPHA NATURAL RESOURCES INC   COM          02076X102    12,348       118,400  SH         SHARED   1,2               118,400
ALTRIA GROUP INC              COM          02209S103    28,926     1,406,920  SH         SHARED   1,2             1,406,920
AMAZON COM INC                COM          023135106    38,704       527,800  SH         SHARED   1,2               527,800
BERKSHIRE HATHAWAY INC DEL    CL A         084670108       242             2  SH         SHARED   1,2                     2
CARNIVAL CORP                 PAIRED CTF   143658300    91,008     2,761,153  SH         SHARED   1,2             2,761,153
COUNTRYWIDE FINANCIAL CORP    COM          222372104       850       200,000      PUT    SHARED   1,2               200,000
CSX CORP                      COM          126408103    65,077     1,036,100  SH         SHARED   1,2             1,036,100
CTRIP COM INTL LTD            ADR          22943F100    27,647       603,900  SH         SHARED   1,2               603,900
DAVITA INC                    COM          23918K108    37,717       709,900  SH         SHARED   1,2               709,900
EXELON CORP                   COM          30161N101    90,959     1,011,100  SH         SHARED   1,2             1,011,100
GOOGLE INC                    CL A         38259P508    34,270        65,100  SH         SHARED   1,2                65,100
HOVNANIAN ENTERPRISES INC     CL A         442487203     8,169     1,490,706  SH         SHARED   1,2             1,490,706
KKR FINANCIAL HLDGS LLC       COM          48248A306    41,737     3,750,000  SH         SHARED   1,2             3,750,000
LORILLARD INC                 COM          544147101    79,914     1,155,490  SH         SHARED   1,2             1,155,490
MARRIOTT INTL INC NEW         CL A         571903202    50,874     1,938,800  SH         SHARED   1,2             1,938,800
MASSEY ENERGY CORP            COM          576206106    11,194       119,400  SH         SHARED   1,2               119,400
MASTERCARD INC                CL A         57636Q104   135,411       509,985  SH         SHARED   1,2               509,985
MBIA INC                      COM          55262C100     2,195       500,000      PUT    SHARED   1,2               500,000
MSCI INC                      CL A         55354G100    34,465       949,700  SH         SHARED   1,2               949,700
NATIONAL CITY CORP            COM          635405103    58,544    12,273,400  SH         SHARED   1,2            12,273,400
NVR INC                       COM          62944T105    65,045       130,069  SH         SHARED   1,2               130,069
PHILIP MORRIS INTL INC        COM          718172109    55,984     1,133,500  SH         SHARED   1,2             1,133,500
POTASH CORP SASK INC          COM          73755L107    10,949        47,900  SH         SHARED   1,2                47,900
PPL CORP                      COM          69351T106    75,556     1,445,500  SH         SHARED   1,2             1,445,500
PRICELINE COM INC             COM NEW      741503403    55,340       479,300  SH         SHARED   1,2               479,300
SBA COMMUNICATIONS CORP       COM          78388J106   134,840     3,744,502  SH         SHARED   1,2             3,744,502
SCHLUMBERGER LTD              COM          806857108    53,747       500,300  SH         SHARED   1,2               500,300
SHERWIN WILLIAMS CO           COM          824348106   126,335     2,750,600  SH         SHARED   1,2             2,750,600
SUNCOR ENERGY INC             COM          867229106    38,888       669,100  SH         SHARED   1,2               669,100
TERRA INDS INC                COM          880915103    10,739       217,600  SH         SHARED   1,2               217,600
WCI CMNTYS INC                COM          92923C104       725       500,000      PUT    SHARED   1,2               500,000
XTO ENERGY INC                COM          98385X106    33,296       486,000  SH         SHARED   1,2               486,000


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